Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 22– Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2025	2024
Assets
Cash and cash equivalents	$2,839	$4,205
Investment in Quaint Oak Bank	67,444	70,924
Total Assets	$70,283	$75,129

Liabilities and Stockholders’ Equity
Senior debt	$9,619	$-
Subordinated debt	8,000	22,000
Other liabilities	335	512
Stockholders’ equity	52,329	52,617
Total Liabilities and Stockholders’ Equity	$70,283	$75,129

Statements of Income

	For the Year Ended December 31,
	2025	2024
Income
Dividends from subsidiary	$5,500	$-
Gain on the sale of 1710 Union Boulevard	-	1,485
Rental income	-	364
Total Income	5,500	1,849

Expenses
Occupancy and equipment expense	-	103
Interest on senior debt	947	-
Interest on subordinated debt	954	1,934
Other expenses	245	141
Total Expenses	2,146	2,178

Net Income Before Income Taxes	3,354	(329)
Equity in Undistributed Net Income of Subsidiary, Net of Dividends	(3,483)	3,055
Income Tax Benefit	451	69
Net Income	$322	$2,795

Comprehensive Income	$325	$2,805

Statements of Cash Flows

	For the Year Ended December 31,
	2025	2024
Operating Activities
Net income	$322	$2,795
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary, net of dividends	3,483	(3,055)
Depreciation expense	-	45
Amortization of senior debt issuance costs	146	-
Amortization of subordinated debt issuance costs	-	(11)
Stock-based compensation expense	251	242
(Increase) decrease in other assets	(177)	331
Net cash provided by operating activities	4,025	347

Investing Activities
Sale of property and equipment	-	1,343
Net cash provided by investing activities	-	1,343

Financing Activities
Dividends paid	(894)	(1,338)
Proceeds from the issuance of Subordinate Debt	(4,527)	-
Proceeds from issuance of unallocated shares from authorized shares	-	2,448
Purchase of treasury stock	(44)	(150)
Proceeds from the reissuance of treasury stock under 401(k) plan	74	119
Net cash (used in) provided by financing activities	(5,391)	1,079

Net (Decrease) Increase in Cash and Cash Equivalents	(1,366)	2,769
Cash and Cash Equivalents-Beginning of Year	4,205	1,436
Cash and Cash Equivalents-End of Year	$2,839	$4,205